Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

14 Inventories

in EUR k	Dec 31, 2019	Dec 31, 2020
Raw materials, consumables and supplies	1,644	11,167
Finished goods and merchandise	165	238
Inventories	1,809	11,405

In the year ended December 31, 2020, raw materials, consumables and changes in inventories of finished goods recorded as expenses under “cost of sales” came to EUR 41,594k (2019: EUR 11,285k; 2018: EUR 9,473k).